UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04700
The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Equity Trust Inc.
First Quarter Report
March 31, 2009
To Our Shareholders,
     The Gabelli Equity Trust’s (the “Fund”) net asset value (“NAV”) total return was (16.7)% during the first quarter of 2009, compared with declines of 11.0% and 12.4% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was (12.6)% during the first quarter. On March 31, 2009, the Fund’s NAV per share was $3.23, while the price of the publicly traded shares closed at $3.05 on the New York Stock Exchange.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

								Since
								Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year	(08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	(16.66)%	(51.85)%	(17.45)%	(5.61)%	0.14%	4.86%	5.99%	7.59%
Investment Total Return (c)	(12.58)	(57.86)	(18.88)	(8.06)	(1.09)	4.29	5.98	6.90
S&P 500 Index	(10.98)	(38.06)	(13.05)	(4.76)	(3.00)	5.91	7.42	7.69 (d)
Dow Jones Industrial Average	(12.41)	(35.90)	(9.52)	(3.61)	(0.32)	7.38	8.85	9.15 (d)
Nasdaq Composite Index	(3.07)	(32.93)	(13.23)	(5.18)	(4.65)	4.92	6.84	6.34

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI EQUITY TRUST INC.
PORTFOLIO CHANGES
Quarter Ended March 31, 2009 (Unaudited)

		Ownership at
		March 31,
	Shares	2009
NET PURCHASES
Common Stocks
Accor SA	2,500	5,000
Agnico-Eagle Mines Ltd.	10,000	10,000
Allianz SE	300	2,500
BPW Acquisition Corp. (a)	310,000	310,000
CNH Global NV	13,000	26,600
Costco Wholesale Corp.	10,000	50,000
CRH plc (b)	30,000	30,000
Experian plc	7,000	7,000
Fortune Brands Inc.	42,000	120,000
GrafTech International Ltd.	5,000	85,000
Great Plains Energy Inc.	4,000	72,480
Las Vegas Sands Corp.	50,000	90,000
Macy’s Inc.	20,000	170,000
Mead Johnson Nutrition Co., Cl. A	10,000	10,000
NCR Corp.	25,000	75,000
Rockwell Automation Inc.	3,000	33,000
Sprint Nextel Corp.	40,000	790,000
State Street Corp.	60,000	140,000
Time Warner Cable Inc. (c)	76,976	76,976
Time Warner Inc. (d)	300,001	300,001
Tootsie Roll Industries Inc. (e)	3,660	125,660
Tullow Oil plc	5,000	5,000
Wells Fargo & Co. (f)	19,910	299,910
Wynn Resorts Ltd.	1,000	2,000
Xstrata plc (g)	96,532	152,298

Rights
CRH plc, expire 04/09/09 (b)	17,714	17,714
Seat Pagine Gialle SpA, expire 04/17/09 (h)	333	333

Warrants
BPW Acquisition Corp., expire 02/26/14 (a)	310,000	310,000

NET SALES
Common Stocks
Abbott Laboratories	(2,000)	2,000
Advanced Medical Optics Inc. (i)	(135,000)	—
AGL Resources Inc.	(1,500)	3,500
Ajinomoto Co. Inc.	(40,000)	28,000
American Express Co.	(20,000)	540,000
Amgen Inc.	(11,000)	40,000
Archer-Daniels-Midland Co.	(30,000)	310,000
Aruze Corp.	(10,000)	100,000
AstraZeneca plc	(8,346)	7,000
AutoNation Inc.	(80,000)	100,000
AutoZone Inc.	(500)	500
Avon Products Inc.	(5,000)	70,000
AXA Asia Pacific Holdings Ltd.	(26,900)	100,000
Bayer AG	(7,200)	12,000
Bell Aliant Regional Communications Income Fund	(1,000)	15,000
Berkshire Hathaway Inc., Cl. A	(3)	134
Boeing Co.	(2,000)	100,000
Bouygues SA	(10,000)	6,000
BP plc	(25,000)	55,000
BPW Acquisition Corp. (a)	(310,000)	—
British American Tobacco plc	(40,182)	26,000
British Sky Broadcasting Group plc	(36,000)	40,000
Cablevision Systems Corp., Cl. A	(35,000)	1,475,000
Cadbury plc	(32,300)	40,000
Canon Inc.	(9,000)	15,400
CBS Corp., Cl. A	(30,000)	380,000
CH Energy Group Inc.	(900)	61,000
Cheung Kong (Holdings) Ltd.	(22,000)	34,000
China Mobile Ltd.	(20,000)	32,000
Christian Dior SA	(8,600)	27,000
Cincinnati Bell Inc.	(3,300)	885,000
Citadel Broadcasting Corp.	(10,000)	10,343
Citigroup Inc.	(40,000)	260,000
Coca-Cola Hellenic Bottling Co. SA	(37,000)	20,000
Cochlear Ltd.	(2,600)	7,000
Commerzbank AG, ADR	(10,000)	140,000
Compagnie Financiere Richemont SA, Cl. A	(20,200)	35,000
ConocoPhillips	(1,000)	314,000
Constellation Brands Inc., Cl. A	(8,000)	2,000
Crane Co.	(10,000)	250,000
CRH plc (b)	(62,000)	—
Deutsche Bank AG	(2,000)	146,000
Diageo plc	(24,000)	40,000
The DIRECTV Group Inc.	(30,000)	410,000
DISH Network Corp., Cl. A	(5,000)	120,000
Dr. Pepper Snapple Group Inc.	(10,600)	120,000
Energizer Holdings Inc.	(5,000)	105,000
Exxon Mobil Corp.	(3,000)	75,000
The Fairchild Corp., Cl. A	(20,000)	140,000
FairPoint Communications Inc.	(3,394)	—
Fanuc Ltd.	(5,000)	6,200
Ferro Corp.	(10,000)	340,000
Finmeccanica SpA	(32,640)	—
Flowserve Corp.	(3,000)	147,000
FPL Group Inc.	(2,000)	23,000
Frontier Communications Corp.	(5,000)	45,000
Galp Energia SGPS SA, Cl. B	(20,000)	16,000
General Electric Co.	(5,000)	165,000
General Motors Corp.	(100,000)	230,000
Genuine Parts Co.	(20,000)	280,000
GlaxoSmithKline plc	(18,036)	18,000
Gray Television Inc., Cl. A	(5,000)	18,000
Grupo Bimbo SAB de CV, Cl. A	(125,000)	775,000

THE GABELLI EQUITY TRUST INC.
PORTFOLIO CHANGES (Continued)
Quarter Ended March 31, 2009 (Unaudited)

		Ownership at
		March 31,
	Shares	2009
NET SALES — (Continued)
Common Stocks — (Continued)
Harmony Gold Mining Co. Ltd.	(35,000)	—
Harmony Gold Mining Co. Ltd., ADR	(10,000)	25,000
Hellenic Telecommunications Organization SA	(2,000)	30,000
Hennes & Mauritz AB, Cl. B	(7,200)	10,000
Honeywell International Inc.	(10,000)	440,000
HSN Inc.	(3,000)	27,000
Huttig Building Products Inc.	(7,000)	20,000
Il Sole 24 Ore	(134,713)	1,690,587
Imperial Oil Ltd.	(12,500)	13,100
ITO EN Ltd.	(35,000)	140,000
Japan Tobacco Inc.	(60)	100
Jardine Matheson Holdings Ltd.	(10,000)	38,000
Johnson & Johnson	(45,000)	60,000
Kerry Group plc, Cl. A	(4,000)	68,000
Keyence Corp.	(1,728)	2,992
Koninklijke KPN NV	(5,000)	95,000
Kraft Foods Inc., Cl. A	(30,000)	100,000
Legg Mason Inc.	(5,000)	175,000
LIN TV Corp., Cl. A	(20,000)	50,000
Media General Inc., Cl. A	(40,000)	210,000
Merck & Co. Inc.	(30,000)	55,000
MGM Mirage	(15,000)	140,000
Mitsui & Co. Ltd.	(7,000)	25,000
Motorola Inc.	(10,000)	80,000
National Presto Industries Inc.	(2,000)	14,000
Nestle’ SA	(10,000)	39,000
News Corp., Cl. A	(30,000)	1,400,000
Nissin Foods Holdings Co. Ltd.	(80,000)	—
Northeast Utilities	(15,000)	200,000
Northrop Grumman Corp.	(20,000)	65,000
Novartis AG	(20,200)	11,000
O’Reilly Automotive Inc.	(20,000)	140,000
PepsiCo Inc.	(10,000)	145,000
Pernod-Ricard SA	(5,000)	51,000
Petroleo Brasileiro SA, ADR	(25,750)	20,950
Pfizer Inc.	(450,000)	—
The Phoenix Companies Inc.	(15,000)	115,000
Pinnacle Entertainment Inc.	(10,000)	100,000
Procter & Gamble Co.	(5,000)	5,000
Qwest Communications International Inc.	(90,000)	360,000
Reckitt Benckiser Group plc	(2,000)	56,000
Roche Holding AG	(7,100)	6,000
Rohm and Haas Co.	(40,000)	—
Rollins Inc.	(35,400)	1,054,600
Rolls-Royce Group plc, Cl. C	(68,640,000)	—
Saipem SpA	(27,000)	25,000
Sanofi-Aventis	(4,000)	4,000
Seat Pagine Gialle SpA (h)	(66,252)	333
Secom Co. Ltd.	(10,000)	10,000
SMC Corp.	(3,000)	3,400
Smith & Nephew plc	(24,000)	40,000
Square Enix Holdings Co. Ltd.	(9,000)	10,300
The St. Joe Co.	(1,000)	137,000
Straumann Holding AG	(2,700)	1,500
The Swatch Group AG	(15,000)	15,000
Swire Pacific Ltd., Cl. A	(20,000)	35,200
Syngenta AG	(1,000)	3,000
Synthes Inc.	(6,000)	4,000
Takeda Pharmaceutical Co. Ltd.	(5,200)	10,000
Technip SA	(18,000)	6,000
Tele2 AB, Cl. B	(25,000)	23,000
Tesco plc	(28,000)	60,000
The Coca-Cola Co.	(45,000)	70,000
Tokai Carbon Co. Ltd.	(80,000)	52,000
Tokyo Broadcasting System Inc.	(8,000)	114,000
Toll Holdings Ltd.	(30,000)	26,000
Total SA	(11,328)	8,000
Tree.com Inc.	(66)	—
Tyco International Ltd.	(5,000)	205,000
UnitedHealth Group Inc.	(5,000)	110,000
Verizon Communications Inc.	(10,000)	150,000
Viacom Inc., Cl. A	(15,000)	305,000
Vivendi	(24,100)	408,000
Vivo Participacoes SA, ADR	(1,377)	43,000
Wachovia Corp. (f)	(100,000)	—
Waste Management Inc.	(130,000)	200,000
William Demant Holding A/S	(8,600)	71,000
Woolworths Ltd.	(28,400)	30,000
Wyeth	(90,000)	—
Yahoo! Japan Corp.	(600)	1,000
YAKULT HONSHA Co. Ltd.	(15,000)	400,000

(a)	Exchange — 1 share of BPW Acquisition Corp. (055637102) and 1 share of BPW Acquisition Corp., Warrant expire 02/26/14 (055637110) for every 1 share of BPW Acquisition Corp. (055637201) held.

(b)	Issuance of Rights — 2 Rights for every 7 shares held.

(c)	Spin off — 0.08367 share of Time Warner Cable Inc. for every 1 share of Time Warner Inc. held.

(d)	Reverse Split — 1:3

(e)	Stock Dividend — 0.03 share for every 1 share held.

(f)	Merger — 0.1991 share of Wells Fargo & Co. for every 1 share of Wachovia Corp. held.

(g)	Issuance of Rights — 2 Rights for every 1 share held and 1 new share for every 1 Right exercised.

(h)	Reverse Split and Issuance of Rights — 1 new share and 1 Right for every 200 shares held.

(i)	Tender Offer — $22.00 for every 1 share held.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 96.5%
	Food and Beverage — 11.8%
28,000	Ajinomoto Co. Inc.	$196,595
32,000	Brown-Forman Corp., Cl. A	1,283,200
6,250	Brown-Forman Corp., Cl. B	242,687
40,000	Cadbury plc	302,465
120,000	Cadbury plc, ADR	3,636,000
70,000	Campbell Soup Co.	1,915,200
50,000	China Mengniu Dairy Co. Ltd.	69,930
15,000	Coca-Cola Enterprises Inc.	197,850
20,000	Coca-Cola Hellenic Bottling Co. SA	286,978
2,000	Constellation Brands Inc., Cl. A†	23,800
45,000	Corn Products International Inc.	954,000
300,000	Davide Campari-Milano SpA	1,905,217
180,000	Dean Foods Co.†	3,254,400
60,000	Del Monte Foods Co.	437,400
40,000	Diageo plc	451,402
204,000	Diageo plc, ADR	9,129,000
120,000	Dr. Pepper Snapple Group Inc.†	2,029,200
70,000	Flowers Foods Inc.	1,643,600
97,000	Fomento Economico Mexicano SAB de CV, ADR	2,445,370
25,000	General Mills Inc.	1,247,000
200,000	Groupe Danone	9,741,321
775,000	Grupo Bimbo SAB de CV, Cl. A	2,899,753
100,000	H.J. Heinz Co.	3,306,000
20,000	Hain Celestial Group Inc.†	284,800
48,000	Heineken NV	1,364,741
140,000	ITO EN Ltd.	1,704,299
60,000	ITO EN Ltd., Preference	520,685
16,000	Kellogg Co.	586,080
68,000	Kerry Group plc, Cl. A	1,387,700
100,000	Kraft Foods Inc., Cl. A	2,229,000
11,500	LVMH Moet Hennessy Louis Vuitton SA	722,541
10,000	Meiji Seika Kaisha Ltd. (a)	34,955
70,000	Morinaga Milk Industry Co. Ltd.	208,617
39,000	Nestlé SA	1,318,387
550,000	PepsiAmericas Inc.	9,487,500
145,000	PepsiCo Inc.	7,464,600
51,000	Pernod-Ricard SA	2,844,175
64,000	Ralcorp Holdings Inc.†	3,448,320
37,000	Remy Cointreau SA	877,476
330,000	Sara Lee Corp.	2,666,400
60,000	Tesco plc	287,026
70,000	The Coca-Cola Co.	3,076,500
70,000	The Hershey Co.	2,432,500
2,000	The J.M. Smucker Co.	74,540
125,660	Tootsie Roll Industries Inc.	2,729,335
140,000	Tyson Foods Inc., Cl. A	1,314,600
400,000	YAKULT HONSHA Co. Ltd.	7,087,943

		101,751,088

	Energy and Utilities — 8.5%
3,500	AGL Resources Inc.	92,855
68,000	Allegheny Energy Inc.	1,575,560
70,000	Apache Corp.	4,486,300
55,000	BP plc	372,091
247,000	BP plc, ADR	9,904,700
61,000	CH Energy Group Inc.	2,860,900
65,000	CMS Energy Corp.	769,600
314,000	ConocoPhillips	12,296,240
70,000	Constellation Energy Group Inc.	1,446,200
2,800	Diamond Offshore Drilling Inc.	176,008
60,000	DPL Inc.	1,352,400
12,000	DTE Energy Co.	332,400
200,000	Duke Energy Corp.	2,864,000
300,000	El Paso Corp.	1,875,000
265,000	El Paso Electric Co.†	3,733,850
75,000	Exxon Mobil Corp.	5,107,500
23,000	FPL Group Inc.	1,166,790
16,000	Galp Energia SGPS SA, Cl. B	190,894
72,480	Great Plains Energy Inc.	976,306
220,000	Halliburton Co.	3,403,400
13,100	Imperial Oil Ltd.	475,872
20,000	Marathon Oil Corp.	525,800
10,000	Mirant Corp.†	114,000
140,000	Mirant Corp., Escrow† (a)	0
2,000	Niko Resources Ltd., New York	93,084
1,000	Niko Resources Ltd., Toronto	46,542
10,000	NiSource Inc.	98,000
200,000	Northeast Utilities	4,318,000
19,000	Oceaneering International Inc.†	700,530
1,500	PetroChina Co. Ltd., ADR	119,550
20,950	Petroleo Brasileiro SA, ADR	638,347
100,000	Progress Energy Inc., CVO† (a)	33,000
200,000	Rowan Companies Inc.	2,394,000
25,000	Saipem SpA	445,082
5,000	SJW Corp.	127,150
20,000	Southwest Gas Corp.	421,400
130,000	Spectra Energy Corp.	1,838,200
60,000	The AES Corp.†	348,600
8,000	Total SA	397,784
10,000	Transocean Ltd.†	588,400
5,000	Tullow Oil plc	57,609
270,000	Westar Energy Inc.	4,733,100

		73,497,044

	Financial Services — 7.7%
2,500	Allianz SE	210,119
540,000	American Express Co.	7,360,200
100,000	American International Group Inc.	100,000
6,000	Ameriprise Financial Inc.	122,940
See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
19,452	Argo Group International Holdings Ltd.†	$586,089
100,000	AXA Asia Pacific Holdings Ltd.	236,420
90,000	Banco Santander SA, ADR	621,000
134	Berkshire Hathaway Inc., Cl. A†	11,617,800
10,000	Calamos Asset Management Inc., Cl. A	48,100
260,000	Citigroup Inc.	657,800
140,000	Commerzbank AG, ADR	749,000
146,000	Deutsche Bank AG	5,934,900
7,000	Experian plc	43,867
50,000	Federal National Mortgage Association	35,000
20,000	Fortress Investment Group LLC, Cl. A	50,200
20,000	H&R Block Inc.	363,800
25,000	Interactive Brokers Group Inc., Cl. A†	403,250
200,000	Janus Capital Group Inc.	1,330,000
70,088	JPMorgan Chase & Co.	1,862,939
175,000	Legg Mason Inc.	2,782,500
132,000	Leucadia National Corp.†	1,965,480
5,000	Loews Corp.	110,500
260,000	Marsh & McLennan Companies Inc.	5,265,000
65,000	Moody’s Corp.	1,489,800
22,000	Och-Ziff Capital Management Group LLC, Cl. A	133,540
2,500	Prudential Financial Inc.	47,550
36,000	Schroders plc	408,586
32,000	Standard Chartered plc	397,854
140,000	State Street Corp.	4,309,200
20,000	SunTrust Banks Inc.	234,800
150,000	T. Rowe Price Group Inc.	4,329,000
5,000	The Allstate Corp.	95,750
154,038	The Bank of New York Mellon Corp.	4,351,573
10,000	The Blackstone Group LP	72,500
43,000	The Charles Schwab Corp.	666,500
15,000	The Dun & Bradstreet Corp.	1,155,000
115,000	The Phoenix Companies Inc.	134,550
3,000	The Travelers Companies Inc.	121,920
100,000	Waddell & Reed Financial Inc., Cl. A	1,807,000
299,910	Wells Fargo & Co.	4,270,718

		66,482,745

	Cable and Satellite — 6.5%
1,475,000	Cablevision Systems Corp., Cl. A	19,086,500
110,000	Comcast Corp., Cl. A, Special	1,415,700
120,000	DISH Network Corp., Cl. A†	1,333,200
26,740	EchoStar Corp., Cl. A†	396,554
176,770	Liberty Global Inc., Cl. A†	2,573,771
139,001	Liberty Global Inc., Cl. C†	1,964,084

Shares/		Market
Units		Value
495,690	Rogers Communications Inc., Cl. B, New York	$11,316,603
19,310	Rogers Communications Inc., Cl. B, Toronto	444,920
125,000	Scripps Networks Interactive Inc., Cl. A	2,813,750
160,000	Shaw Communications Inc., Cl. B, New York	2,424,000
40,000	Shaw Communications Inc., Cl. B, Toronto	609,772
410,000	The DIRECTV Group Inc.†	9,343,900
76,976	Time Warner Cable Inc.	1,909,015

		55,631,769

	Telecommunications — 6.3%
65,000	BCE Inc.	1,293,500
15,000	Bell Aliant Regional Communications Income Fund (a)(b)	286,723
30,000	Brasil Telecom Participacoes SA, ADR	1,083,600
1,700,000	BT Group plc	1,907,482
7,040,836	Cable & Wireless Jamaica Ltd.† (c)	35,933
885,000	Cincinnati Bell Inc.†	2,035,500
170,000	Deutsche Telekom AG, ADR	2,099,500
5,000	France Telecom SA, ADR	113,300
45,000	Frontier Communications Corp.	323,100
30,000	Hellenic Telecommunications Organization SA	448,005
8,500	Hellenic Telecommunications Organization SA, ADR	64,770
95,000	Koninklijke KPN NV	1,269,746
12,000	Orascom Telecom Holding SAE, GDR	267,600
360,000	Qwest Communications International Inc.	1,231,200
790,000	Sprint Nextel Corp.†	2,820,300
184,000	Tele Norte Leste Participacoes SA, ADR	2,546,560
23,000	Tele2 AB, Cl. B	194,479
48,000	Telecom Argentina SA, ADR†	372,000
1,000,000	Telecom Italia SpA	1,290,074
205,000	Telefonica SA, ADR	12,222,100
55,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	827,200
265,000	Telephone & Data Systems Inc.	7,025,150
360,000	Telephone & Data Systems Inc., Special	8,514,000
60,000	Telmex Internacional SAB de CV, ADR	550,200
15,000	TELUS Corp.	412,595
150,000	Verizon Communications Inc.	4,530,000
5,169	Windstream Corp.	41,662

		53,806,279

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 6.2%
4,000	Acuity Brands Inc.	$90,160
160,000	Ampco-Pittsburgh Corp.	2,121,600
155,000	Baldor Electric Co.	2,245,950
12,000	Bayer AG	573,957
6,000	Bouygues SA	214,596
225,000	Cooper Industries Ltd., Cl. A	5,818,500
250,000	Crane Co.	4,220,000
30,000	CRH plc	652,876
165,000	General Electric Co.	1,668,150
190,000	Greif Inc., Cl. A	6,325,100
18,000	Greif Inc., Cl. B	587,880
440,000	Honeywell International Inc.	12,258,400
250,000	ITT Corp.	9,617,500
25,000	Mitsui & Co. Ltd.	249,028
100,000	Park-Ohio Holdings Corp.†	326,000
1,000	Pentair Inc.	21,670
19,000	Sulzer AG	979,794
35,200	Swire Pacific Ltd., Cl. A	234,800
6,000	Technip SA	212,125
70,000	Trinity Industries Inc.	639,800
205,000	Tyco International Ltd.	4,009,800

		53,067,686

	Entertainment — 5.7%
100,000	Aruze Corp.†	489,973
32,000	Canal+ Groupe	199,822
2,002	Chestnut Hill Ventures† (a)	67,427
134,500	Discovery Communications Inc., Cl. A†	2,154,690
134,500	Discovery Communications Inc., Cl. C†	1,970,425
3,000	DreamWorks Animation SKG Inc., Cl. A†	64,920
690,000	Grupo Televisa SA, ADR	9,411,600
430,000	Liberty Media Corp. — Entertainment, Cl. A†	8,578,500
125	Live Nation Inc.†	334
65,341	Macrovision Solutions Corp.†	1,162,417
100,000	Pinnacle Entertainment Inc.†	704,000
10,000	Regal Entertainment Group, Cl. A	134,100
10,000	The Walt Disney Co.	181,600
300,001	Time Warner Inc.	5,790,013
114,000	Tokyo Broadcasting System Inc.	1,490,286
305,000	Viacom Inc., Cl. A†	5,694,350
408,000	Vivendi	10,800,749

		48,895,206

	Equipment and Supplies — 4.9%
254,000	AMETEK Inc.	7,942,580
4,000	Amphenol Corp., Cl. A	113,960
94,000	CIRCOR International Inc.	2,116,880
193,000	Donaldson Co. Inc.	5,180,120
50,000	Fedders Corp.† (a)	0
147,000	Flowserve Corp.	8,249,640
23,000	Franklin Electric Co. Inc.	508,990
95,000	Gerber Scientific Inc.†	227,050
85,000	GrafTech International Ltd.†	523,600
318,000	IDEX Corp.	6,954,660
40,000	Ingersoll-Rand Co. Ltd., Cl. A	552,000
102,000	Lufkin Industries Inc.	3,863,760
11,000	Mueller Industries Inc.	238,590
2,000	Sealed Air Corp.	27,600
75,000	Tenaris SA, ADR	1,512,750
4,000	The Manitowoc Co. Inc.	13,080
90,000	The Weir Group plc	534,300
190,000	Watts Water Technologies Inc., Cl. A	3,716,400

		42,275,960

	Consumer Products — 4.1%
70,000	Avon Products Inc.	1,346,100
26,000	British American Tobacco plc	601,745
27,000	Christian Dior SA	1,480,629
12,000	Church & Dwight Co. Inc.	626,760
12,000	Clorox Co.	617,760
120,000	Eastman Kodak Co.	456,000
105,000	Energizer Holdings Inc.†	5,217,450
120,000	Fortune Brands Inc.	2,946,000
2,000	Givaudan SA†	1,036,634
60,000	Hanesbrands Inc.†	574,200
32,000	Harley-Davidson Inc.	428,480
100	Japan Tobacco Inc.	264,586
4,000	Jarden Corp.†	50,680
8,000	Mattel Inc.	92,240
14,000	National Presto Industries Inc.	854,140
10,000	Oil-Dri Corp. of America	147,500
80,000	Pactiv Corp.†	1,167,200
56,000	Reckitt Benckiser Group plc	2,104,400
33,000	Svenska Cellulosa AB, Cl. B	250,931
1,000,000	Swedish Match AB	14,477,942
5,000	The Procter & Gamble Co.	235,450
15,000	The Swatch Group AG	366,995

		35,343,822

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care — 3.9%
2,000	Abbott Laboratories	$95,400
14,046	Allergan Inc.	670,837
40,000	Amgen Inc.†	1,980,800
7,000	AstraZeneca plc	246,977
17,000	Baxter International Inc.	870,740
2,000	Becton, Dickinson and Co.	134,480
35,000	Biogen Idec Inc.†	1,834,700
120,000	Boston Scientific Corp.†	954,000
85,000	Bristol-Myers Squibb Co.	1,863,200
2,000	Cephalon Inc.†	136,200
7,000	Cochlear Ltd.	243,860
20,000	Covidien Ltd.	664,800
18,000	GlaxoSmithKline plc	280,871
4,000	GlaxoSmithKline plc, ADR	124,280
30,000	Henry Schein Inc.†	1,200,300
18,000	Hospira Inc.†	555,480
60,000	Johnson & Johnson	3,156,000
80,000	Life Technologies Corp.†	2,598,400
10,000	Mead Johnson Nutrition Co., Cl. A†	288,700
55,000	Merck & Co. Inc.	1,471,250
10,000	Nobel Biocare Holding AG	170,605
11,000	Novartis AG	416,305
98,000	Novartis AG, ADR	3,707,340
6,000	Roche Holding AG	823,333
4,000	Sanofi-Aventis	225,225
100,000	Schering-Plough Corp.	2,355,000
40,000	Smith & Nephew plc	247,941
50,000	SSL International plc	322,122
1,500	Straumann Holding AG	232,452
4,000	Synthes Inc.	445,577
10,000	Takeda Pharmaceutical Co. Ltd.	343,486
110,000	UnitedHealth Group Inc.	2,302,300
71,000	William Demant Holding A/S†	2,855,779
3,500	Zimmer Holdings Inc.†	127,750

		33,946,490

	Automotive: Parts and Accessories — 2.9%
2,000	BERU AG	203,276
86,000	BorgWarner Inc.	1,745,800
173,000	CLARCOR Inc.	4,357,870
82,500	Earl Scheib Inc.†	156,750
280,000	Genuine Parts Co.	8,360,800
200,000	Johnson Controls Inc.	2,400,000
135,000	Midas Inc.†	1,069,200
330,000	Modine Manufacturing Co.	825,000
140,000	O’Reilly Automotive Inc.†	4,901,400
100,000	Proliance International Inc.†	17,000

Shares/		Market
Units		Value
175,000	Standard Motor Products Inc.	$481,250
35,000	Superior Industries International Inc.	414,750

		24,933,096

	Business Services — 2.5%
6,000	ACCO Brands Corp.†	5,880
16,850	Ascent Media Corp., Cl. A†	421,250
310,000	BPW Acquisition Corp.†	2,901,600
15,400	Canon Inc.	438,733
110,000	Clear Channel Outdoor Holdings Inc., Cl. A†	403,700
186,554	Contax Participacoes SA, ADR	168,831
100,000	Diebold Inc.	2,135,000
200,000	G4S plc	556,433
1,000	Hertz Global Holdings Inc.†	3,930
38,000	Jardine Matheson Holdings Ltd.	691,600
92,000	Landauer Inc.	4,662,560
39,500	MasterCard Inc., Cl. A	6,615,460
50,000	Monster Worldwide Inc.†	407,500
72,500	Nashua Corp.†	72,500
10,000	Secom Co. Ltd.	366,722
265,000	The Interpublic Group of Companies Inc.†	1,091,800
8,000	Visa Inc., Cl. A	444,800

		21,388,299

	Consumer Services — 2.4%
100,000	IAC/InterActiveCorp.†	1,523,000
210,000	Liberty Media Corp. — Interactive, Cl. A†	609,000
1,054,600	Rollins Inc.	18,086,390

		20,218,390

	Publishing — 2.3%
10,000	Idearc Inc.†	360
1,690,587	Il Sole 24 Ore	4,054,246
348,266	Independent News & Media plc	50,898
210,000	Media General Inc., Cl. A	403,200
122,000	Meredith Corp.	2,030,080
1,400,000	News Corp., Cl. A	9,268,000
20,000	News Corp., Cl. B	154,000
333	Seat Pagine Gialle SpA†	313
50,333	The E.W. Scripps Co., Cl. A	67,950
182,000	The McGraw-Hill Companies Inc.	4,162,340

		20,191,387

	Retail — 2.0%
100,000	AutoNation Inc.†	1,388,000
500	AutoZone Inc.†	81,310
40,000	Coldwater Creek Inc.†	100,400
See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
35,000	Compagnie Financiere Richemont SA, Cl. A	$546,692
50,000	Costco Wholesale Corp.	2,316,000
75,000	CVS Caremark Corp.	2,061,750
10,108	Denny’s Corp.†	16,880
10,000	Hennes & Mauritz AB, Cl. B	375,940
27,000	HSN Inc.†	138,780
170,000	Macy’s Inc.	1,513,000
50,000	Sally Beauty Holdings Inc.†	284,000
50,000	SUPERVALU Inc.	714,000
225,000	The Great Atlantic & Pacific Tea Co. Inc.†	1,194,750
50,000	Wal-Mart Stores Inc.	2,605,000
90,000	Walgreen Co.	2,336,400
32,000	Whole Foods Market Inc.	537,600
30,000	Woolworths Ltd.	521,723

		16,732,225

	Aviation: Parts and Services — 1.9%
350,000	Curtiss-Wright Corp.	9,817,500
250,000	GenCorp Inc.†	530,000
104,000	Precision Castparts Corp.	6,229,600
140,000	The Fairchild Corp., Cl. A†	1,540

		16,578,640

	Machinery — 1.8%
20,000	Caterpillar Inc.	559,200
26,600	CNH Global NV	276,108
435,000	Deere & Co.	14,298,450
3,400	SMC Corp.	324,595

		15,458,353

	Metals and Mining — 1.7%
10,000	Agnico-Eagle Mines Ltd.	569,200
65,000	Alcoa Inc.	477,100
24,030	Anglo American plc	408,925
88,000	Barrick Gold Corp.	2,852,960
16,000	BHP Billiton Ltd.	355,019
4,000	Freeport-McMoRan Copper & Gold Inc.	152,440
25,000	Harmony Gold Mining Co. Ltd., ADR†	273,500
20,000	Impala Platinum Holdings Ltd.	334,125
75,000	Ivanhoe Mines Ltd.†	461,250
52,000	New Hope Corp. Ltd.	137,402
155,000	Newmont Mining Corp.	6,937,800
20,000	Rio Tinto plc	674,377
152,298	Xstrata plc	1,019,960

		14,654,058

	Communications Equipment — 1.5%
480,000	Corning Inc.	6,369,600
80,000	Motorola Inc.	338,400
100	Nortel Networks Corp.†	23
250,000	Thomas & Betts Corp.†	6,255,000

		12,963,023

	Agriculture — 1.5%
310,000	Archer-Daniels-Midland Co.	8,611,800
31,000	Monsanto Co.	2,576,100
3,000	Syngenta AG	604,586
15,000	Syngenta AG, ADR	601,650
10,000	The Mosaic Co.	419,800

		12,813,936

	Aerospace — 1.4%
100,000	Boeing Co.	3,558,000
25,899	Kaman Corp.	324,773
8,000	Lockheed Martin Corp.	552,240
65,000	Northrop Grumman Corp.	2,836,600
1,200,000	Rolls-Royce Group plc†	5,062,130

		12,333,743

	Specialty Chemicals — 1.4%
13,000	Ashland Inc.	134,290
5,400	Ciba Holding AG, ADR†	113,400
30,000	E.I. du Pont de Nemours and Co.	669,900
340,000	Ferro Corp.	486,200
4,000	FMC Corp.	172,560
45,000	H.B. Fuller Co.	585,000
70,000	International Flavors & Fragrances Inc.	2,132,200
291,018	Omnova Solutions Inc.†	506,371
260,000	Sensient Technologies Corp.	6,110,000
52,000	Tokai Carbon Co. Ltd.	206,981
100,000	Zep Inc.	1,023,000

		12,139,902

	Wireless Communications — 1.3%
95,000	America Movil SAB de CV, Cl. L, ADR	2,572,600
32,000	China Mobile Ltd.	278,688
14,000	Clearwire Corp., Cl. A†	72,100
1,700	NTT DoCoMo Inc.	2,296,206
5,087	Telemig Celular Participacoes SA, ADR	181,301
32,165	Tim Participacoes SA, ADR	399,489
115,400	United States Cellular Corp.†	3,847,436
43,000	Vivo Participacoes SA, ADR	561,150
45,000	Vodafone Group plc, ADR	783,900

		10,992,870

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electronics — 1.2%
6,000	Advanced Micro Devices Inc.†	$18,300
16,000	Bel Fuse Inc., Cl. A	198,880
6,200	Fanuc Ltd.	415,275
5,000	Hitachi Ltd., ADR	137,250
180,000	Intel Corp.	2,709,000
2,992	Keyence Corp.	559,196
80,000	LSI Corp.†	243,200
20,000	Molex Inc., Cl. A	252,800
7,500	NEC Corp., ADR (a)	20,010
35,000	Royal Philips Electronics NV	520,450
265,000	Texas Instruments Inc.	4,375,150
62,000	Tyco Electronics Ltd.	684,480

		10,133,991

	Hotels and Gaming — 1.1%
5,000	Accor SA	174,147
200,000	Gaylord Entertainment Co.†	1,666,000
45,000	Interval Leisure Group Inc.†	238,500
1,100,058	Ladbrokes plc	2,892,439
90,000	Las Vegas Sands Corp.†	270,900
3,900,000	Mandarin Oriental International Ltd.	3,100,500
140,000	MGM Mirage†	326,200
44,000	Orient-Express Hotels Ltd., Cl. A	180,400
34,000	Starwood Hotels & Resorts Worldwide Inc.	431,800
140,000	The Hongkong & Shanghai Hotels Ltd.	88,148
2,000	Wynn Resorts Ltd.†	39,940

		9,408,974

	Automotive — 0.8%
230,000	General Motors Corp.	446,200
125,000	Navistar International Corp.†	4,182,500
96,750	PACCAR Inc.	2,492,280

		7,120,980

	Environmental Services — 0.8%
97,000	Republic Services Inc.	1,663,550
200,000	Waste Management Inc.	5,120,000

		6,783,550

	Real Estate — 0.5%
2,000	Brookfield Asset Management Inc., Cl. A	27,560
34,000	Cheung Kong (Holdings) Ltd.	292,816
55,500	Griffin Land & Nurseries Inc.	1,942,500
137,000	The St. Joe Co.†	2,293,380

		4,556,256

	Computer Software and Services — 0.5%
8,000	Alibaba.com Ltd.†	7,349
10,000	Check Point Software Technologies Ltd.†	222,100
75,000	NCR Corp.†	596,250
33,000	Rockwell Automation Inc.	720,720
10,300	Square Enix Holdings Co. Ltd.	193,440
25,256	Telecom Italia Media SpA†	2,684
185,000	Yahoo! Inc.†	2,369,850
1,000	Yahoo! Japan Corp.	261,353

		4,373,746

	Transportation — 0.4%
100,000	AMR Corp.†	319,000
165,000	GATX Corp.	3,337,950
15,000	Grupo TMM SA, Cl. A, ADR†	12,750
26,000	Toll Holdings Ltd.	112,995

		3,782,695

	Broadcasting — 0.4%
40,000	British Sky Broadcasting Group plc	248,802
380,000	CBS Corp., Cl. A, Voting	1,489,600
10,343	Citadel Broadcasting Corp.†	683
2,000	Cogeco Inc.	38,150
25,334	Corus Entertainment Inc., Cl. B, New York	271,834
6,666	Corus Entertainment Inc., Cl. B, Toronto	72,063
110,000	Gray Television Inc.	35,200
18,000	Gray Television Inc., Cl. A	12,600
77,000	Liberty Media Corp. — Capital, Cl. A†	537,460
50,000	LIN TV Corp., Cl. A†	56,000
100,000	Television Broadcasts Ltd.	319,330

		3,081,722

	Closed-End Funds — 0.3%
31,500	Royce Value Trust Inc.	221,760
104,000	The Central Europe and Russia Fund Inc.	1,590,160
70,000	The New Germany Fund Inc.	445,200

		2,257,120

	Manufactured Housing and Recreational Vehicles — 0.2%
150,000	Champion Enterprises Inc.†	72,000
20,000	Huttig Building Products Inc.†	7,600
7,000	Martin Marietta Materials Inc.	555,100
10,000	Nobility Homes Inc.	72,500
30,000	Skyline Corp.	570,300

		1,277,500

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Real Estate Investment Trusts — 0.1%
2,000	Camden Property Trust	$43,160
24,984	Rayonier Inc.	755,016

		798,176

	TOTAL COMMON STOCKS	829,670,721

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
25,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	671,750

	TOTAL CONVERTIBLE PREFERRED STOCKS	671,750

	RIGHTS — 0.0%
	Diversified Industrial — 0.0%
17,714	CRH plc, expire 04/09/09†	385,972

		385,972

	Publishing — 0.0%
333	Seat Pagine Gialle SpA, expire 04/17/09†	2,079

		2,079

	TOTAL RIGHTS	388,051

	WARRANTS — 0.0%
	Business Services — 0.0%
310,000	BPW Acquisition Corp., expire 02/26/14†	49,600

		49,600

	Energy and Utilities — 0.0%
12,183	Mirant Corp., Ser. A, expire 01/03/11†	9,746

	TOTAL WARRANTS	59,346

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Retail — 0.2%
$3,300,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	1,864,500

	TOTAL CONVERTIBLE CORPORATE BONDS	1,864,500

	CORPORATE BONDS — 0.0%
	Consumer Products — 0.0%
1,000,000	Pillowtex Corp., Sub. Deb., 9.000%, 12/15/17† (a)	0

	TOTAL CORPORATE BONDS	0

	U.S. GOVERNMENT OBLIGATIONS — 3.2%
	U.S. Treasury Bills — 2.7%
23,136,000	U.S. Treasury Bills, 0.076% to 0.203%††, 04/09/09 to 09/24/09	23,119,066

	U.S. Treasury Cash Management Bills — 0.5%
4,373,000	U.S. Treasury Cash Management Bill, 0.173%††, 06/24/09	4,371,163

		27,490,229

TOTAL INVESTMENTS — 100.0% (Cost $1,125,871,793)		$860,144,597

	Aggregate book cost	$1,125,871,793

	Gross unrealized appreciation	$123,341,363
	Gross unrealized depreciation	(389,068,559)

	Net unrealized appreciation/(depreciation)	$(265,727,196)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $442,115 or 0.05% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of the Rule 144A security amounted to $286,723 or 0.03% of total investments.

(c)	At March 31, 2009, the Fund held an investment in a restricted security amounting to $35,933 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

				03/31/09
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
7,040,836	Cable & Wireless Jamaica Ltd.	09/30/93	$128,658	$0.0051

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt.

CVO	Contingent Value Obligation.
See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	76.9%	$661,570,148
Europe	16.3	140,066,328
Latin America	3.8	33,019,901
Japan	2.1	17,810,215
Asia/Pacific	0.8	6,802,780
South Africa	0.1	607,625
Africa/Middle East	0.0	267,600

Total Investments	100.0%	$860,144,597

See accompanying notes to schedule of investments.

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

	Investments in	Other Financial Instruments
	Securities	(Unrealized
	(Market Value)	Appreciation)*
Valuation Inputs	Assets	Assets
Level 1 — Quoted Prices	$830,347,752	—
Level 2 — Other Significant Observable Inputs	29,661,463	$55,052
Level 3 — Significant Unobservable Inputs	135,382	—

Total	$860,144,597	$55,052

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	$100,427
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	0
Net purchase/(sales)	—
Transfers in and/or out of Level 3	34,955

Balance as of 03/31/09	$135,382

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09	$(15,653)

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any significant investments in derivatives.
2. Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. A swap agreement may involve, to varying degrees, elements of market and counterparty risk and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series C Preferred Stock and Series E Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap or cap transaction reaches its scheduled termination date, there is a risk that the

THE GABELLI EQUITY TRUST INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
At March 31, 2009, there were no open interest rate swap agreements.
Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guaranteed the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of March 31, 2009, the Fund held a contract for difference swap with Bear, Stearns International Limited which is covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swap at March 31, 2009 are as follows:

Net
Notional	Equity Security	Interest Rate/	Termination	Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	Overnight LIBOR plus 75 bps plus
	Appreciation on:	Market Value Depreciation on:
$703,533 (180,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	03/11/10	$55,052
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $5,677,238 which are available to reduce future required distributions of net capital gains to shareholders through 2016.

DIRECTORS AND OFFICERS
THE GABELLI EQUITY TRUST INC.
One Corporate Center, Rye, NY 10580-1422

Directors
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.

Dr. Thomas E. Bratter
President & Founder, John Dewey Academy

Anthony J. Colavita
Attorney-at-Law,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association

Arthur V. Ferrara
Former Chairman & Chief Executive Officer,
Guardian Life Insurance Company of America

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus, Pace University

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
President

Carter W. Austin
Vice President

Peter D. Goldstein
Chief Compliance Officer

Agnes Mullady
Treasurer & Secretary

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Willkie Farr & Gallagher LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

		5.875%	6.20%
	Common	Preferred	Preferred
NYSE-Symbol:	GAB	GAB PrD	GAB PrF
Shares Outstanding:	176,347,041	2,384,373	5,862,997

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/28/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/28/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/28/09

*	Print the name and title of each signing officer under his or her signature.